EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 210	$ 275
Liability for payroll, bonuses and wages	518	963
Employee benefits and payroll accruals	$ 728	$ 1,238